EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED ON OCTOBER 7, 2013

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2013, as supplemented on October 7, 2013. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the Portfolio Managers of the following Portfolios:

EQ/AXA Franklin Small Cap Value Core Portfolio

EQ/Equity Growth PLUS Portfolio

EQ/Franklin Core Balanced Portfolio

EQ/Global Multi-Sector Equity Portfolio

EQ/International Core PLUS Portfolio

EQ/International Value PLUS Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/Mutual Large Cap Equity Portfolio

EQ/Templeton Global Equity Portfolio

AXA Tactical Manager 500 Portfolio

ATM Large Cap Portfolio

AXA Tactical Manager 400 Portfolio

ATM Mid Cap Portfolio

AXA Tactical Manager 2000 Portfolio

ATM Small Cap Portfolio

AXA Tactical Manager International Portfolio

ATM International Portfolio

(each a ”Portfolio,” and collectively the “Portfolios”)

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With respect to each Portfolio, information regarding Edward Corallo contained in the tables in section of the SAI “Appendix C – Portfolio Manager Information – BlackRock Investment Management, LLC.” hereby is deleted in its entirety and replaced with the following information.

Portfolio Manager

Presented below for each portfolio manager is the number of other  accounts of the Adviser managed by the portfolio manager and the  total assets in the accounts managed within each category, as of  December 31, 2013

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
BlackRock Investment Management, LLC. (“Adviser”)
Alan Mason	24	$10.3 Billion	636	$366.4 Billion	944	$298.8 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of December 31, 2013

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Alan Mason	X

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